Document and Entity Information	Jan. 17, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	BLOCKCHAIN COINVESTORS ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41050
Entity Tax Identification Number	98-1607883
Entity Address, Address Line One	PO Box 1093, Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1102
Entity Address, Country	KY
City Area Code	345
Local Phone Number	814-5726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001873441
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	BCSAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	BCSA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	BCSAW
Security Exchange Name	NASDAQ